Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Major classes of property and equipment
Major classes of property and equipment consisted of the following (in thousands):

	December 31, 2014 (a)
	Non-Leased Assets	Assets Under Operating Leases (c)	Total
Pipelines and related assets	$227,780	$45,695	$273,475
Terminals and related assets	432,047	72,326	504,373
Other	9,439	—	9,439
Land	4,672	—	4,672
Construction-in-progress	27,145	—	27,145
Property and equipment, at cost	701,083	118,021	819,104
Accumulated depreciation	(155,511)	(19,019)	(174,530)
Property and equipment, net	$545,572	$99,002	$644,574

	December 31, 2013 (b)
	Non-Leased Assets	Assets Under Operating Leases (c)	Total
Pipelines and related assets	$259,825	$6,442	$266,267
Terminals and related assets	343,094	17,417	360,511
Other	9,049	—	9,049
Land	4,672	—	4,672
Construction-in-progress	114,167	—	114,167
Property and equipment, at cost	730,807	23,859	754,666
Accumulated depreciation	(149,135)	(4,290)	(153,425)
Property and equipment, net	$581,672	$19,569	$601,241
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(a) Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business.
(b) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.
(c) Represents assets owned by us for which we are the lessor (see Note 4). Certain assets acquired in the acquisition of the Texas Crude Systems Business were reflected as assets under operating leases on July 1, 2014.